Inventories -Summary (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)
Inventories [Abstract]
Finished products		$ 51,939				$ 60,152
Raw materials		3,701				4,545
Spare parts		1,145				1,636
Work in process		899				758
Inventories in transit		538				373
Total inventories		58,222		$ 3,235		$ 67,464
Inventories	$ 613
Inventories	$ 3,717	$ 3,278	$ 2,089

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4